Comprehensive Income (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning	$ 5,000,002		$ 19,365
Balance at ending	5,000,002		5,000,002		$ 19,365
Benson Hill, Inc
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning	(176,462,000)	$ (94,655,000)	(154,641,000)	$ (82,869,000)	(82,869,000)	$ (40,029,000)	$ (20,667,000)
Other comprehensive (loss) income	128,000	360,000	(77,000)	(182,000)	(112,000)	336,000	(507,000)
Balance at ending	(202,635,000)	(106,819,000)	(202,635,000)	(106,819,000)	(154,641,000)	(82,869,000)	(40,029,000)
Total | Benson Hill, Inc
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning	(530,000)	(755,000)	(325,000)	(213,000)	(213,000)	(549,000)	(42,000)
Other comprehensive loss before reclassifications	428,000	182,000	270,000	(352,000)	(335,000)	353,000	(548,000)
Amounts reclassified from AOCI	(300,000)	178,000	(347,000)	170,000	223,000	(17,000)	41,000
Other comprehensive (loss) income	128,000	360,000	(77,000)	(182,000)	(112,000)	336,000	(507,000)
Balance at ending	(402,000)	(395,000)	(402,000)	(395,000)	(325,000)	(213,000)	(549,000)
Cumulative Foreign Currency Translation | Benson Hill, Inc
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning	(451,000)	(396,000)	(380,000)	(154,000)	(154,000)	(133,000)	(42,000)
Other comprehensive loss before reclassifications	70,000	(1,000)	(1,000)	(243,000)	(226,000)	(21,000)	(91,000)
Other comprehensive (loss) income	70,000	(1,000)	(1,000)	(243,000)	(226,000)	(21,000)	(91,000)
Balance at ending	(381,000)	(397,000)	(381,000)	(397,000)	(380,000)	(154,000)	(133,000)
Unrealized Gains/Losses on Marketable Securities | Benson Hill, Inc
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning	(79,000)	(359,000)	55,000	(59,000)	(59,000)	(416,000)	0
Other comprehensive loss before reclassifications	358,000	183,000	271,000	(109,000)	(109,000)	374,000	(457,000)
Amounts reclassified from AOCI	(300,000)	178,000	(347,000)	170,000	223,000	(17,000)	41,000
Other comprehensive (loss) income	58,000	361,000	(76,000)	61,000	114,000	357,000	(416,000)
Balance at ending	$ (21,000)	$ 2,000	$ (21,000)	$ 2,000	$ 55,000	$ (59,000)	$ (416,000)